American Century Variable Portfolios II, Inc.

PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
SUPPLEMENT

VP PRIME MONEY MARKET FUND

Supplement dated February 27, 2002 * Prospectus dated May 1, 2002

Effective February 27, 2003, VP Prime Money Market is no longer being offered
To the public.

VP INFLATION PROTECTION FUND
VP PRIME MONEY MARKET FUND

Supplement dated February 27, 2003 * Statement of Additional Information
                                     dated December 31, 2002

Effective February 27, 2003, VP Prime Money Market is no longer being offered
To the public.

SH-SPL-33633   0302